Acquisitions (Tables)	12 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Schedule of summarizes the allocation of the fair value of the assets as of the acquisition date through pushdown accounting

Cash	$38,836
Accounts receivable	31,710
Inventory	209,431
Property and equipment	17,530
Other assets	1,150
Intangibles	46,869
Total Assets	$345,526
Consideration

Stock	$151,000
Bonus program	30,000
Notes payable to seller and related party of seller	164,526
$345,526